Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) MWh	Dec. 31, 2018 CAD ($) MWh
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 464	$ 464
Hydro
Disclosure of detailed information about intangible assets [line items]
Goodwill	258	259
Wind and Solar
Disclosure of detailed information about intangible assets [line items]
Goodwill	176	175
Energy Marketing
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 30	$ 30
Minimum
Disclosure of detailed information about intangible assets [line items]
Electricity prices | MWh	5	6
Discount rate used to calculate goodwill impairment	3.60%	5.30%
Maximum
Disclosure of detailed information about intangible assets [line items]
Electricity prices | MWh	183	179
Discount rate used to calculate goodwill impairment	7.00%	6.60%